Hedging Financial Instruments - Summary of hedging financial instruments (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets- current
Financial assets current	$ 13.5	$ 0.1
Fair value hedges [member] | Interest rate futures contracts [member]
Financial assets- current
Financial assets current		0.1
Financial liabilities- current
Financial liabilities current	9.6	$ 1.2
Cash flow hedges [member] | Forward Interest Rate Contracts [Member]
Financial assets- current
Financial assets current	$ 13.5